Revenues (Tables)	6 Months Ended
Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Schedule of disaggregated by geographical region
	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	(U.S. $ in thousands)		(U.S. $ in thousands)
Americas
Systems	$32,868	$27,053	$61,850	$48,410
Consumables	34,662	30,730	66,016	58,941
Service	39,695	35,166	77,926	67,711
Total Americas	107,225	92,949	205,792	175,062

EMEA
Systems	14,760	10,481	29,837	20,179
Consumables	14,268	15,345	32,093	28,148
Service	6,184	6,697	13,337	13,114
Total EMEA	35,212	32,523	75,267	61,441

Asia Pacific
Systems	11,235	8,031	21,693	16,856
Consumables	7,928	8,665	17,305	18,095
Service	5,003	4,837	9,975	9,740
Total Asia Pacific	24,166	21,533	48,973	44,691

Total Revenues	$166,603	$147,005	$330,032	$281,194

Schedule of revenue recognition
	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	(U.S. $ in thousands)		(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$115,721	$100,305	$228,794	$190,629
Services	13,147	11,124	25,639	21,725
Total revenues recognized in point in time	128,868	111,429	254,433	212,354

Revenues recognized over time from:
Services	37,735	35,576	75,599	68,840
Total revenues recognized over time	37,735	35,576	75,599	68,840

Total Revenues	$166,603	$147,005	$330,032	$281,194

Schedule of changes in deferred revenue
	June 30, 2022	December 31, 2021
	U.S. $ in thousands
Deferred revenue*	$72,238	$72,307